LEASES (Details Narrative) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 14, 2022	Jan. 02, 2022	Jan. 01, 2021	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, right-of-use asset					$ 346	$ 307	$ 482
Operating lease, liability					289	263	459
Operating lease, payments					57	261	202
Sublease income	$ 3					3
Operating lease expense					$ 57	$ 264	$ 202
Operating lease, weighted average remaining lease term					10 months 6 days	10 months 2 days	9 months 3 days
Operating lease, weighted average discount rate, percent					6.00%	6.00%	6.00%
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, operating lease, description						ScoutCam entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022.		ScoutCam entered into a lease agreement for office space in Omer, Israel. The agreement is for 36 months beginning on January 1, 2021.
Operating lease, payments		$ 12	$ 12
Sublease income		$ 3		$ 3
Lease Agreement [Member] | ISRAEL
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, operating lease, description						ScoutCam entered into a lease agreement for office space in Omer, Israel. The agreement is for 36 months beginning January 1, 2021.